Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Net tax loss	$ 308,700,000	$ 285,300,000	$ 258,500,000
Tax carry forward expiration period	2021 years
Tax credits	$ 0	$ 402,000	$ 372,000